Prospectus Supplement

January 29, 2013

The Universal Institutional Funds, Inc.

Supplement dated January 29, 2013 to The Universal Institutional Funds, Inc. Prospectus dated April 30, 2012 of:

Global Franchise Portfolio (the "Portfolio") (Class II)

Marcus Watson has been added to the team primarily responsible for the day-to-day management of the Portfolio. Accordingly, effective immediately, the Prospectus is revised as follows:

The section of the Prospectus entitled "Portfolio Summary—Adviser and Sub-Advisers—Portfolio Managers" is hereby deleted and replaced with the following:

The Portfolio is managed by members of the International Equity team. Information about the members jointly and primarily responsible for the day-to-day management of the Portfolio is shown below:

Name	Title with MSIM Limited	Date Began Managing Portfolio
William D. Lock	Managing Director	June 2009
Bruno Paulson	Managing Director	June 2009
Vladimir A. Demine	Executive Director	June 2009
John S. Goodacre	Executive Director	June 2009
Marcus Watson	Senior Associate	January 2013
Name	Title with MSIM Compny	Date Began Managing Portfolio
Peter J. Wright	Managing Director	June 2009
Christian Derold	Managing Director	June 2009

***

The first and second paragraphs under the section of the Prospectus entitled "Fund Management—Portfolio Management" are hereby deleted and replaced with the following:

The Portfolio is managed by members of the International Equity team. The team consists of portfolio managers. Current members of the team jointly and primarily responsible for the day-to-day management of the Portfolio are William D. Lock, Bruno Paulson, Peter J. Wright, Christian Derold, Vladimir A. Demine, John S. Goodacre and Marcus Watson.

Mr. Lock has been associated with MSIM Limited in an investment management capacity since 1994. Mr. Paulson has been associated with MSIM Limited in an investment management capacity since June 2009. Prior to June 2009, Mr. Paulson was associated in an investment management capacity with Sanford Bernstein. Mr. Wright has been associated with MSIM Company or its affiliates in an investment management capacity since 1996. Mr. Derold has been associated with MSIM Company in an investment management capacity since 2006. Mr. Demine has been associated with MSIM Limited in an investment management capacity since May 2009. Prior to May 2009, Mr. Demine was associated in an investment management capacity with UBS Global Asset Management. Mr. Goodacre has been associated with MSIM Limited in an investment management capacity since 2003. Mr. Watson has been associated with MSIM Limited in an investment management capacity since 2008.

Please retain this supplement for future reference.

Statement of Additional Information Supplement

January 29, 2013

The Universal Institutional Fund, Inc.

Supplement dated January 29, 2013 to The Universal Institutional Funds, Inc. Statement of Additional Information dated April 30, 2012 of:

Global Franchise Portfolio (the "Portfolio")

Marcus Watson has been added to the team primarily responsible for the day-to-day management of the Portfolio. Accordingly, effective immediately, the Statement of Additional Information ("SAI") is revised as follows:

The section of the SAI entitled "Portfolio Managers—Other Accounts Managed by the Portfolio Managers at December 31, 2011 (unless otherwise indicated)—Global Franchise" is hereby deleted and replaced with the following:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio and Portfolio Managers	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
Global Franchise
Vladimir A. Demine	5	$4.8 billion	7	$9.5 billion	47(5)	$11.9 billion(5)
Christian Derold	5	$4.8 billion	7	$9.5 billion	47(5)	$11.9 billion(5)
John S. Goodacre	5	$4.8 billion	7	$9.5 billion	47(5)	$11.9 billion(5)
William D. Lock	5	$4.8 billion	7	$9.5 billion	47(5)	$11.9 billion(5)
Bruno Paulson	5	$4.8 billion	7	$9.5 billion	47(5)	$11.9 billion(5)
Marcus Watson*	3	$5.5 billion	0	$0	0	$0
Peter J. Wright	5	$4.8 billion	7	$9.5 billion	47(5)	$11.9 billion(5)

*  As of January 24, 2013.

(5)  Of these other accounts, two accounts with a total of approximately $677.0 million in assets, had performance-based fees.

Global Franchise
Vladimir A. Demine	None*
Christian Derold	None*
John S. Goodacre	None*
William D. Lock	None*
Bruno Paulson	None*
Marcus Watson†	None
Peter J. Wright	None*

†  As of January 24, 2013.

*  Not included in the table above, the portfolio manager has made investments in one or more other mutual funds managed by the same portfolio management team pursuant to a similar strategy.

Please retain this supplement for future reference.